Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10 -	COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Royalties payable to the IIA:

1)	Under the terms of a plan with IIA, Safe-T is committed to pay royalties to the IIA on proceeds from sales of products in the research and development of which the IIA participated by way of grants. Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.

Safe-T completed the performance of the plan on October 31, 2015, and filed a final report to the IIA, who approved the report. Since 2015, Safe-T received a total of $146 thousand in grants. For the years ended December 31, 2019 and 2018, the Company paid royalties in an amount of $41 thousand and $43 thousand, respectively, and presents liabilities to the IIA of $8 thousand and $49 thousand, respectively.

2)	On July 2, 2018, Safe-T completed the purchase of the intellectual property of CyKick. As part of such purchase, Safe-T committed to take CyKick’s liability to pay royalties to the IIA on proceeds from sales of products in the research and development of which the IIA participated by way of grants. Royalties are payable at the rate of 3% to 3.5% of the proceeds from such sales.

As of December 31, 2019, the Company did not pay the IIA any royalties and its liability to pay the IIA royalties for future sales of CyKick’s technology amounted to approximately $108 thousand.

b.	Lease agreements (only 2018)

1)	During 2013, Safe-T entered into an office lease agreement for the premises it uses, which included an option to extend the lease with a lease fee increase of 6%. During 2015, Safe-T extended the office lease agreement on similar terms until December 31, 2017.

On September 13, 2017, Safe-T signed an amendment to its office lease agreement, according to which Safe-T will lease its offices for a monthly fee of approximately $17 thousand. On November 12, 2018, Safe-T signed an amendment to lease additional space for approximately $1.5 thousand per month.

During 2016, Safe-T Inc. entered into a lease agreement, which expired on November 30, 2017. On September 19, 2017, Safe-T Inc. signed an extension to its office lease agreement, according to which Safe-T Inc. will lease its offices for a monthly fee of approximately $1.3 thousand. The lease will expire on April 30, 2020.

The minimal future lease fees (including management fees), which are payable under the said leases’ agreements are, as of December 31, 2018:

For the year ended December 31:	U.S. dollars in thousands
2019	231
2020	5

During 2016 and 2017, Safe-T entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years.

The minimal future lease fees, which are payable under the Company’s vehicles lease agreements are, as of December 31, 2018:

For the year ended December 31:	U.S. dollars in thousands
2019	89
2020	47
2021 and thereafter	12

Commencing January 1, 2019, the Company recognized a right-of-use asset at an amount equal to the amount of the lease liability for its leases, except for short-term leases and leases in which the value of the underlying asset is low. For details, see Note 2(u).

c.	Contingent Consideration

On April 4, 2019, the Company entered into a share and asset purchase agreement (the “Share and Asset Purchase Agreement”), with NetNut, pursuant to which the Company acquired 100% of the fully diluted share capital of NetNut. The Share and Asset Purchase Agreement includes an earn-out payment to the previous shareholders of NetNut of up to $5 million based on NetNut's revenues in 2019 and for which the Company has granted a first security interest and pledge in 30% of the NetNut shares. In connection with the Share and Asset Purchase Agreement the Company was required to transfer $300,000 to NetNut prior to June 15, 2019, for the purposes of its business and activities as a wholly-owned subsidiary of the Company. By December 31, 2019, the Company have transferred only $175,000. Currently, the Company accounted for earnout payment based on the provisions of the Share and Asset Purchase Agreement which requires a payment of approximately $1.7 million, as well as a provision for an additional potential compensation to NetNut’s former shareholders due to the above-mentioned breach.

d.	Minimal future lease fees as of December 31, 2019

(U.S. dollars in thousands)	December 31, 2019
2020	346
2021	174
2022	150
2023	121
Total undiscounted cash flows	791